CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Advisers Management Trust (1933 Act File No. 002-88566; 1940 Act File No. 811-04255) (“Registrant”) hereby certifies (a) that the forms of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 with respect to Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Real Estate Portfolio, Short Duration Bond Portfolio, and Sustainable Equity Portfolio, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 94 to the Registrant’s Registration Statement (“Amendment No. 94”), and (b) that Amendment No. 94 was filed electronically.

Dated: May 2, 2025	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary